Note 3 - Acquisitions (Details) - Acquisition Details $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Acquisitions 2015 [Member]
Business Acquisition [Line Items]
Current assets	$ 2,502
Non-current assets	2,000
Current liabilities	(1,689)
Long-term liabilities	(64)
Redeemable non-controlling interest	(1,696)
Business acquisition total	1,053
Cash consideration, net of cash acquired	(12,340)
Acquisition date fair value of contingent consideration	(4,544)
Total purchase consideration	(16,884)
Acquired intangible assets	8,891
Goodwill	6,940
Acquistitions 2014 [Member]
Business Acquisition [Line Items]
Current assets	644
Non-current assets	1,452
Current liabilities	(1,100)
Long-term liabilities	(216)
Redeemable non-controlling interest	(1,676)
Business acquisition total	(896)
Note consideration	(440)
Cash consideration, net of cash acquired	(16,686)
Acquisition date fair value of contingent consideration	(4,499)
Total purchase consideration	(21,625)
Acquired intangible assets	14,377
Goodwill	8,144
Acquisitions 2013 [Member]
Business Acquisition [Line Items]
Current assets	271
Non-current assets	142
Current liabilities	(704)
Business acquisition total	(291)
Note consideration	(560)
Cash consideration, net of cash acquired	(6,423)
Acquisition date fair value of contingent consideration	(1,446)
Total purchase consideration	(8,429)
Acquired intangible assets	5,427
Goodwill	$ 3,293